UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2010
Check here if Amendment [X]; Amendment Number: 1

This Amendment:   [X] is a restatement.
		  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: 		BART Partners, LLC
Address:  	199 Fremont Street
		Suite 2500
		San Francisco, CA  94105-2261
13F File Number:28-12792

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Bob Peck
Title:		Senior Managing Member
Phone:		415-284-8515
Signature,		Place,				and Date of Signing:
Bob Peck		San Francisco, California	May 20, 2010
Report Type (check only one.):
[X] 	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.
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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		18
Form 13F Information Table Value Total:		352,765
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                                                          VALUE  SHRS OR   SH/   PUT INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS     CUSIP     (x$1000) PRN AMT   PRN   CAL DISCRETION  MANAGERS SOLE  SHARED         NONE
ARCH CAP GROUP LTD         ORD                G0450A105   70,192  920,547   SH        SOLE              920,547
ARCH CAP GROUP LTD         COM                G0450A905   14,610  191,600   SH   CALL SOLE              191,600
DIRECTV GROUP INC          COM                25490A101   10,387  307,229   SH        SOLE              307,229
DOMINOS PIZZA INC          COM                25754A201   31,796  2,331,066 SH        SOLE              2,331,066
GRUPO TELEVISA SA DE CV    SP ADR REP ORD     40049J206   29,506  1,403,700 SH        SOLE              1,403,700
HOME DEPOT INC             COM                437076102    4,096  126,613   SH        SOLE              126,613
HOME DEPOT INC             COM                437076902    2,588  80,000    SH   CALL SOLE              80,000
LIBERTY MEDIA CORP NEW     CAP COM SER A      53071M302   50,803  1,396,833 SH        SOLE              1,396,833
LIBERTY MEDIA CORP NEW     INT COM SER A      53071M104   30,064  1,964,982 SH        SOLE              1,964,982
LIBERTY MEDIA CORP NEW     LIB STAR COM A     53071M708    2,226  40,715    SH        SOLE              40,715
LOWES COS INC              COM                548661107   11,422  471,200   SH        SOLE              471,200
MOHAWK INDS INC            COM                608190104   15,538  285,734   SH        SOLE              285,734
MOHAWK INDS INC            COM                608190904    1,637  30,100    SH   CALL SOLE              30,100
SANDRIDGE ENERGY INC       COM                80007P307    3,411  443,049   SH        SOLE              443,049
SCHWAB CHARLES CORP NEW    COM                808513105    8,291  443,597   SH        SOLE              443,597
THERAVANCE INC             COM                88338T104    8,233  618,129   SH        SOLE              618,129
VIASAT INC                 COM                92552V100   15,920  460,000   SH        SOLE              460,000
WAL MART STORES INC        COM                931142903   42,045  756,200   SH   CALL SOLE              756,200
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